Janus Henderson Growth and Income Fund Annual Fund Operating Expenses - Class D Shares [Member] - Janus Henderson Growth and Income Fund - Class D	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.74%